SMALL CAP EQUITY FUND Investment Strategy - SMALL CAP EQUITY FUND	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	●The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of U.S. companies that, at the time of purchase, are in the small capitalization segment of the U.S. equity market, generally consistent with the capitalization range of companies comprising the Russell 2000® Index. The market capitalization range of the Russell 2000® Index changes with market conditions and due to modifications in its member composition. As of April 30, 2025, the market capitalization in the Russell 2000® Index ranged from $119.4 million to $7.4 billion. The Fund’s portfolio is not limited to the companies listed in the Russell 2000® Index and, as such, is diversified among a large number of companies across different industries and economic sectors, such as the financial services sector. Because the Fund may continue to hold a security whose market capitalization increases or decreases over time, a portion of the Fund’s holdings may have market capitalizations outside the range of the Russell 2000® Index at any given time.●The Fund is diversified with respect to equity securities possessing attractive fundamental values and strong growth prospects. Many of the companies in which the Fund invests retain their earnings to finance current and future growth.●In pursuing its investment strategy, the Fund may at times focus its investments in one or a few particular economic sectors.●The Fund may invest in initial public offerings (IPOs).●The Fund may invest in American Depositary Receipts (ADRs), which represent ownership of underlying foreign securities that are denominated in U.S. dollars, and regular shares of foreign companies traded and settled on U.S. exchanges and over-the-counter markets. The Fund may invest in sponsored or unsponsored depositary receipts.●The Fund may invest up to 10% of its total assets in securities issued by other investment companies, including exchange-traded funds (ETFs).●The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of the Fund's portfolio under the oversight of the Adviser. The Sub-Advisers, using fundamental research and quantitative analysis, select securities that they believe have favorable investment characteristics but may make investment decisions for the Fund based on an analysis of differing factors, such as revenue and earnings growth, relative valuation, business catalysts or quality of management. The Adviser recommends sub-adviser selections to the Board of Directors of GuideStone Funds and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund’s portfolio that it manages in accordance with its investment strategies and processes.●In accordance with GuideStone Financial Resources of the Southern Baptist Convention's (GuideStone®) Christian values, the Fund does not invest in any company that is publicly recognized (as determined by GuideStone) for offering products or services that are incompatible with the Christian values of GuideStone, including, but not limited to, those involving abortion, sexual immorality, alcohol, tobacco or gambling.